Long Term Incentive Plan (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jul. 11, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				871,750
Long Term Incentive Plan (Textual) [Abstract]
Equity compensation expense	$ 388,000	$ 331,000
Long Term Incentive Plan (Additional Textual) [Abstract]
Long Term Incentive Plan available for future grant	903,079		920,193
Grants Issued Under Long Term Incentive Plan	25.00%
Total fair value of vested units	200,000	400,000
Compensation cost related unvested awards	1,300,000	2,400,000
Weighted average period cost recognized	1 year 3 months 18 days
Phantom units [Member]
Long Term Incentive Plan (Textual) [Abstract]
Equity compensation expense	$ 400,000	$ 300,000